As filed with the Securities and Exchange Commission on November 23, 1999 File No. 33-75708
File No. 811-8370

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [ ]

                  Pre-Effective Amendment No. ____       [ ]

[X]                        Post-Effective Amendment No. __9_

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

[X]                        Amendment No.   13


                                    McM FUNDS
               (Exact Name of Registrant as Specified on Charter)

                           One Bush Street, Suite 800
                             San Francisco, CA 94104
                    (Address of Principal Executive Offices)

                                 (800) 788-9485
                         (Registrant's Telephone Number)

                              Deane A. Nelson, CPA
                                 Vice President
                               McMorgan & Company
                           One Bush Street, Suite 800
                             San Francisco, CA 94104
                             -----------------------
                     (Name and Address of Agent for Service)

Copies to:
Julie Allecta, Esq.                            Carolyn F. Mead, Esq.
Paul, Hastings, Janofsky & Walker LLP          First Data Investor
345 California Street                          Services Group, Inc.
San Francisco, CA  941-4-2635                  3200 Horizon Drive
                                               King of Prussia, PA  19406-0903


It is proposed that this filing will become effective (check appropriate box).

     [X] immediately upon filing pursuant to paragraph (b) of Rule 485
     [ ] on (date) pursuant to paragraph (b) of Rule 485
     [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [ ] on (date) pursuant to paragraph (a)(1) of Rule 485
     [ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
     [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

                                    McM FUNDS


                             McM S&P 500 Index Fund

                                   PROSPECTUS
                              Broker Shares Class B

                               November 23, 1999











         The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                Table of Contents



The McM S&P 500 Index Fund

Fees and Expenses of the Fund

Management of the Fund

Your Account

         Buying Shares

         Selling Your Shares

         Additional Information on Buying and Selling Fund Shares

Distributions and Taxes

Other Investment Strategies and Risks

Financial Highlights

Additional Information                                             Back Cover

                             McM S&P 500 Index Fund


Type of Fund:  An S&P 500 Index Fund
Ticker Symbol:  N/A
-------------------------------------------------------------------------------

Investment Goal
     Investment returns that correspond to the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index").

Principal Investment Strategies
     The Fund invests substantially all of its assets in securities listed in the S&P 500 Index, which is an unmanaged index of 500 common stocks. In managing the portfolio, the Fund's advisor determines which securities will be purchased or sold to replicate, to the extent feasible, the investment characteristics of the S&P 500 Index. Under normal market conditions, at least 90% of the value of the Fund's total assets will be invested in securities comprising the S&P 500 Index.

         [Definition of the S&P 500 Index: The S&P 500 Index consists of 500 stocks chosen by Standard & Poor's for market size, liquidity and industry group representation. It is a market-value weighted unmanaged index (stock price times number of shares outstanding), with each stock's weight in the S&P 500 Index proportionate to its market value. The Fund is neither sponsored by, nor affiliated with, Standard & Poor's. "Standard & Poor's (reg. tm)," "S&P (reg. tm)," "Standard & Poor's 500" and "SP 500 (reg.tm)" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.]

     The Fund's ability to replicate the performance of the S&P 500 Index will depend to some extent on the size and timing of cash flows into and out of the Fund, as well as on the level of the Fund's expenses. The Fund attempts to have a high correlation between its performance and that of the S&P 500 Index. Because the Fund has operating expenses and transaction costs, its performance will tend to be slightly lower than that of the target benchmark.

     The Fund's advisor also may engage in futures and options transactions and other derivative securities transactions and may lend its portfolio securities to broker-dealers and other institutions to earn income for the Fund. These investment strategies involve certain risks and, if they do not work as intended, the Fund may not achieve its objective.

Principal Risks
     The Fund's total return will fluctuate, which means that you may lose money by investing in this Fund. Additional risks associated with an investment in the Fund include:

     o stock market risk - the risk that the price of a security will rise or fall due to various unpredictable market conditions.

     o investment style risk- the risk that returns from large-capitalization stocks will trail returns from other asset classes or the overall stock market. The Fund is also subject to the risk that the performance of the Fund may not correlate to that of the S&P 500 Index. The correlation between the Fund's and the S&P 500 Index's performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of Fund shares.
     o derivative risk - The Fund may invest in futures and options, which are derivatives. Derivatives may involve additional risks such as losses due to unanticipated market price movements and also may reduce the opportunity for gain. The risks inherent in the use of options, futures contracts and options on futures contracts include:

                   (i) inability of the advisor to predict correctly movements in the direction of interest rates and securities prices;
                   (ii) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged;
                   (iii) absence of a liquid secondary market for any particular instrument at any time;
                   (iv) possible inability of the Fund to purchase or sell a portfolio security at an advantageous time due to the requirement that the Fund maintain "cover" or collateral securities in connection with hedging transactions.
                   The loss from investing in derivative transactions is potentially unlimited.

        [Definition of Derivatives: Derivatives are financial instruments that derive their value, at least in part, from the value of an underlying asset or index. While derivatives can effectively enhance the Fund's performance, under certain market conditions, they can increase the volatility of the Fund's net asset value.]

Suitability
The Fund may be appropriate for investors with who desire long-term growth and are willing to accept the risk of occasional volatile returns similar to the returns of the S&P 500 Index. The Fund is not suitable for investors who are looking for absolute principal stability.

Past Fund Performance
Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in a mutual fund. Performance demonstrates how a mutual fund's returns have varied over time. The Fund is recently organized and therefore has no performance history. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in the prospectus. The Fund's annual returns also will be compared to the returns of its benchmark index.

Fees and Expenses of the Fund
The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund does not impose any front-end loads, deferred sales loads, or Rule 12b-1 distribution fees. Shareholders are not charged for exchanging shares or reinvesting dividends.


                                                        McM
                                                      S&P 500
                                                    Index Fund
--------------------------------------------------------------
Annual Fund Operating Expenses:
(expenses that are deducted
from Fund assets)
--------------------------------------------------------------
Management Fees                                        0.15%
Other Expenses*                                        0.25%
Total Annual Operating Expenses                        0.35%
                                                       =====



*"Other expenses" for the S&P 500 Index Fund are based on the estimated expenses that the Fund expects to incur in its initial fiscal year.



EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:

        o you invest $10,000 in the Fund for the time periods indicated;
        o you redeem all of your shares at the end of each time period;
        o your investment has a 5% return each year;
        o all distributions are reinvested; and
        o operating expenses of the Fund remain the same.

This example is for comparison only. Actual return and expenses will be different and the Fund's performance and expenses may be higher or lower. The one-year number is based on net-operating expenses; longer-term numbers are based on total fund operating expenses. Based on the above assumptions, your costs for the Fund would be:



                                                          1 year      3 years
-------------------------------------------------------------------------------
McM S&P 500 Index Fund*                                     $36        $113



 *Since the McM S&P 500 Index Fund has not yet commenced operations, cost data is only provided for the one and three year periods.

Management of the Fund
The advisor for the Fund is:

                                    McMorgan & Company
                                    One Bush Street, Suite 800
                                    San Francisco, California 94104

The advisor is responsible for selecting, purchasing, monitoring and selling securities in the Fund's investment portfolio. The advisor also arranges for the transfer agency, custody and all other services necessary to operate the Fund.

McMorgan & Company was founded in 1969. McMorgan & Company also manages private accounts, consisting primarily of retirement plans and health and welfare funds for jointly trusteed plans. As of June 1999, the advisor had approximately $28 billion of assets under management, including investment company assets of approximately $625 million.

Portfolio Management
--------------------
An investment management team at McMorgan & Company manages the Fund's investments. No member of the investment management team is solely responsible for making recommendations for portfolio purchases and sales.

Management Fees
---------------
The Fund pays the advisor a monthly fee of 0.15% for providing investment advisory services.

Year 2000 Compliance
--------------------
McMorgan & Company is taking steps that it believes are reasonably designed to address Year 2000 compliance issues with respect to its computer systems. The Fund's major service providers have informed the advisor that they have taken comparable steps.

Year 2000 issues may adversely affect companies in which the fund invests where, for example, such companies incur substantial costs to address year 2000 issues or suffer losses caused by the failure to do so adequately and in a timely manner.

Your Account

Buying Shares
You may buy shares in the Fund with an initial investment of $5,000 or more. Additional investments may be made for as little as $250. The Fund has the right to waive the minimum investment requirements for employees of the advisor and its affiliates. The Fund also has the right to reject any purchase order.

Shares of the Fund are available for purchase only through broker-dealers and other financial intermediaries with which the Fund has either a broker-dealer or servicing agreement. Broker-dealers or financial intermediaries may charge transaction fees for the purchase of Fund shares.

Pricing of Fund Shares (Purchase Price) The price of the Fund's shares is based on the Net Asset Value (NAV) of the Fund's portfolio. The Fund calculates NAV by adding the total market value of a Fund's investments and other assets, subtracting any liabilities, and then dividing that figure by the total number of outstanding shares of the Fund. The Fund's NAV is calculated at the close of regular trading of the New York Stock

Exchange ("NYSE"), normally 4:00 p.m. Eastern time. There is no sales charge in connection with the purchase of shares.

The portfolio securities of the Fund are valued at market value. If market quotations are not available, securities are valued at fair value as determined in good faith by the Board of Trustees.

Timing of Requests
------------------
All requests received by the transfer agent, First Data Investor Services Group, Inc., before 4:00 p.m. Eastern time will be executed at that day's NAV. Orders received after 4:00 p.m. will be executed the following day at that day's NAV. The Fund does not price shares on days when the NYSE is closed, which currently includes New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

To Purchase Shares:

-------------------- ---------------------------------------------------- ----------------------------------------------------
                                     Initial Investment                                 Subsequent Investments
-------------------- ---------------------------------------------------- ----------------------------------------------------
                     o    Complete and sign the Account                   o    Make your check payable to the "McM S&P
                          Registration Form.                                   500 Index Fund."
                     o    Make your check payable to the "McM S&P         o    Fill out an investment slip from an
By Mail                   500 Index Fund."                                     account statement, include your name and
                     o    Mail the Account Registration Form and               account number.  Mail to:
                          your check to:                                  First Data Investor Services
                     First Data Investor Services                         Group, Inc.
                     Group, Inc.                                          211 South Gulph Road
                     211 South Gulph Road                                 P.O. Box 61767
                     P.O. Box 61767                                       King of Prussia, PA 19406
                     King of Prussia, PA 19406                            o    Minimum subsequent investment for all
                     o    Minimum Initial Investment is $5,000                 accounts is $250.
-------------------- ---------------------------------------------------- ----------------------------------------------------
                     o    Call (800) 831-1146 to arrange for a wire       o    Call (800) 831-1146 to arrange for a
                          wire purchase. For same day                          purchase. For same day
By Wire                   purchase, the wire must be received                  purchase,  the wire must be received
                          before 4:00 p.m. Eastern time.                       by 4:00 p.m. Eastern time.
                     o    Wire federal funds to:                          o    Wire federal funds to:
                     Boston Safe Deposit & Trust                          Boston Safe Deposit & Trust
                     ABA#:  011001234                                     ABA#:  011001234
                     For: First Data Investor Services Group, Inc.        For: First Data Investor Services Group, Inc.
                     Credit:  McM S&P 500 index Fund                      Credit:  McM S&P 500 index Fund
                     Acct#:  004502                                       Acct#:  004502
                     FBO:    (Insert Shareholder name                     FBO:    (Insert Shareholder name
                     and account number).                                 and account number).
                     o    Mail completed Account Registration  Form       o    Note: Your bank may charge a wire fee.
                          to the address above.
                     o    Note: Your bank may charge a wire fee.
-------------------- ---------------------------------------------------- ----------------------------------------------------

-------------------- ---------------------------------------------------- ----------------------------------------------------
                     o    You may open an account by making an            o    You may add to an existing account by
By Exchange               exchange of Broker Shares Class B shares from        making an exchange from Broker Shares Class B
                          another series of the McM Funds.  Exchanges          shares of another series of the McM Funds.
                          can be made by mail, fax or telephone.  Call         Exchanges can be made by mail, fax or
                          (800) 831-1146 for help.                             telephone.  Call (800) 831-1146 for help.
                     o    Note:  No fee or charge will apply, but         o    Completed authorization form must be on
                          there may be a capital gain or loss.                 file in advance.
                                                                          o    Note: No fee or charge will apply, but there
                                                                               may be a capital gain or loss.
-------------------- ---------------------------------------------------- ----------------------------------------------------
                     o    You must open a regular fund account with       o    Call (800) 831-1146 to request the form.
By Automatic              $5,000 minimum prior to participating in this   o    Complete and return the form and any
Investment                plan.                                                other required materials.
Plan                                                                      o    Subsequent investments will be drawn from
                                                                               your bank account.
-------------------- ---------------------------------------------------- ----------------------------------------------------

Banks, brokers, 401(k) plans, financial advisors or financial supermarkets may charge additional transaction fees, which would not be charged if shares were purchased directly from the Funds.

The Fund may accept telephone orders. Unless you decline telephone privileges on your account application, you may be responsible for any fraudulent telephone orders as long as the Fund takes reasonable measures to verify the orders.

Other Account Options
---------------------
Direct Deposit Program: You may buy additional shares by having certain payments from the federal government ONLY (i.e., federal salary, Social Security and certain veterans, military or other payments) automatically deposited in your fund account. The minimum investment under this program is $250. To participate, call (800) 831-1146 for an enrollment form.

Retirement Accounts: Tax deferred retirement programs such as 401(k) plans and IRAs may invest in the Fund. Accounts established under such plans must have all dividends reinvested in the Fund. For more information about these plans or for an IRA application, please call 800-831-1146.

Selling Your Shares
You may sell your shares at any time. Your shares will be sold at the NAV calculated after the Fund's transfer agent receives and accepts your order.

Timing of Requests
------------------
Redemption requests received in good order by the transfer agent, First Data Investor Services Group, Inc., before 4:00 p.m. Eastern time on any day that the NYSE is open for business will be executed at that day's NAV. Requests received after 4:00 p.m. will be processed on the next business day.

Selling Recently Purchased Shares
---------------------------------


The Fund will redeem shares that were recently purchased by check, but may delay mailing the proceeds for up to 8 business days to allow the purchase check to clear.


 Signature Guarantees
A signature guarantee protects you against fraud by guaranteeing your signature is authentic. A guarantee is required on all redemption requests over $10,000 or when the redemption proceeds are to be sent to someone other than the owner of record or to an address or bank account other than those of record. Most banks or financial institutions, but not a notary public, can provide you with a signature guarantee.

To Sell Shares:

----------------------------------------------------------------------------------------------------------------------------
                                      o    Submit a written request for redemption with:
                                           |X|      The Fund's name;
                                           |X|      Your Fund account number;
By Mail                                    |X|      The dollar amount or number of shares or percentage of the account to be redeemed; and
                                           |X|      Signatures of all persons required to sign for transactions, exactly as the shares are registered.
                                      o    Mail your request to:
                                           First Data Investor Services Group, Inc.
                                           211 South Gulph Road
                                           P.O. Box 61767
                                           King of Prussia, PA 19406
                                      o    A check will be mailed to the name and address in which the account is registered.
----------------------------------------------------------------------------------------------------------------------------
                                      o    This option must be elected either on the initial Account Registration
                                           Form or subsequently in writing.
                                      o    Call (800) 831-1146.
By Wire                               o    Wire redemption requests must be received before 4:00 p.m.
                                           for money to be wired the next business day.
----------------------------------------------------------------------------------------------------------------------------
                                      o    This service must be elected in advance, either on the initial Account
                                           Registration Form or subsequently in writing.
                                      o    Call (800) 831-1146 with your request.
By Telephone                          o    The Fund will use reasonable procedures to confirm that the request is genuine.
                                      o    Written confirmation will be provided.
----------------------------------------------------------------------------------------------------------------------------
                                      o    Complete the appropriate section on the Account Registration Form or call (800) 831-1146 to request a form to add the plan.
By Systematic                         o    To participate, you must own or purchase shares with a value of at least
Withdrawal                                 $10,000.
Plan                                  o    Withdrawals can be monthly, quarterly, semi-annually or annually.  The minimum amount is $100.
----------------------------------------------------------------------------------------------------------------------------

Please note that if you use a broker-dealer or financial institution to assist you in any of these transactions, they may charge a fee for this service, which the Fund would not charge.



Additional Information on Buying and Selling Fund Shares

General Policies
----------------
The Fund reserves the right to:
        o reject any purchase order when the Fund determines that it is not in the best interest of the Fund or its shareholders to accept such order.
        o make redemptions-in-kind (payments in portfolio securities rather than cash) if the amount to be redeemed is large enough to affect Fund operations (for example, if it represents more than 1% of the Fund's assets).
        o   change the minimum investment amounts.
        o cancel any purchase order and impose a $20 returned check fee if the purchase check does not clear.
        o reject checks drawn on banks outside the United States or endorsed over by a third party. All investments must be made in U.S. dollars.

Minimum Balances
----------------
The Fund may redeem your remaining shares at net asset value if the balance of your account falls below $500 due to redemptions. The Fund will notify you if your balance has fallen below $500 and you will have 60 days to increase your account balance before your shares are redeemed. The Fund may close any account without notice if the account is inactive and the value of the account is $0.

Exchange Privileges
-------------------
Shares of the Fund may be exchanged for Broker Shares Class B shares of any of the other Series of the Trust. Exchanges are treated as a sale of Fund shares and are subject to the minimum investment requirements. Exchanges may be made by mail or telephone if authorized on the Account Registration Form. Telephone exchanges may be difficult to implement in times of drastic economic or market changes.

An exchange may result in a capital gain or loss for tax purposes. The Fund may change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions.

Mailings to Shareholders
------------------------
The Fund mails monthly statements summarizing the activity in your account and confirmations following each purchase or sale of your Fund shares. To reduce expenses, the Fund will limit mailings of most financial reports, prospectuses and account statements to one copy for each address that lists one or more shareholders with the same last name. If you would like additional copies of financial reports and prospectuses or separate mailings of account statements, please call 800-831-1146.

Distributions and Taxes

The Fund generally pays dividends and distributions of its net investment income and net capital gains, as described in the table below.

Reinvestment Option
-------------------
Dividend and capital gain distributions will be automatically reinvested in the Fund unless you elect to receive them by check. You may change your dividend option at any time by requesting a change in writing. You must have your dividends reinvested if you participate in the Systematic Withdrawal Plan or any Retirement Plan. Dividends are reinvested at the ex-dividend date at the NAV determined at the close of business that day. There are no fees or charges on reinvestments.

Taxes on Dividends and Distributions
------------------------------------
Dividends you receive from the Fund, whether reinvested or taken in cash, are generally taxable as ordinary income. Capital gains distributions may be taxable at different rates depending on how long the Fund held the assets that generated the capital gain. This is true no matter how long you have owned your shares or whether you reinvest your distributions or receive them in cash.

The sale of Fund shares or the exchange of shares between two Funds is considered a taxable event; you may realize a capital gain or loss on these transactions. You should consult your own tax advisor for more specific information about federal, state and local tax consequences.

Type of Distribution                     Declared & Paid     Federal Tax Status
================================================================================
Dividends from Net Investment Income     quarterly           ordinary income

Short-term Capital Gains                 annually            ordinary income

Long-term Capital Gains                  annually            capital gain


Distributions from the Fund are expected to be primarily ordinary income.

Shareholders will receive an annual statement on the source and tax status of all distributions for federal income tax purposes. There will also be information showing which portion of the distributions are not taxable in certain states.

Backup Withholding
------------------
Shareholders may have 31% of their distributions and proceeds withheld if the Fund does not have complete, correct taxpayer information on file as required by law.

Other Investment Strategies and Risks
The Fund's main investment strategies are set out in the front of the prospectus. The Fund may also use other investment strategies and invest in securities that are not discussed in this prospectus, but which are described in detail in the Fund's Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800-788-9485.

Defensive Investing
-------------------
The Fund may occasionally take temporary defensive positions that are inconsistent with the Fund's principal investment strategies when the advisor deems it necessary to respond to adverse economic, political or other conditions. At such time, the Fund may invest temporarily and without limitation in U.S. government obligations, money market instruments and repurchase agreements. When the Fund takes a temporary investment position, it may not achieve its investment goals.

Additional Information

For investors who want more information about the Fund, the following documents are available free upon request:

Annual and Semiannual Reports: Additional information about the Fund's investments will be available in the Fund's annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus.

You can get free copies of these reports and the SAI, request other information and ask questions about the Fund by contacting:

                                    McM Funds
                                    One Bush Street, Suite 800
                                    San Francisco, CA 94104
                                    Telephone: 800-788-9485

You can review the Fund's reports and SAI at the Public Reference Room of the Securities and Exchange Commission (SEC). To get paper copies, write or call the Public Reference Room of the SEC, Washington, D.C. 20549-6009. Telephone:
800-SEC-0330. Note: The SEC charges a duplicating fee for paper copies.

You may also download a copy of these documents from the SEC's Internet website for no charge at http://www.sec.gov



The Trust's  SEC File No. is  811-8370

                       STATEMENT OF ADDITIONAL INFORMATION


                                November 23, 1999

--------------------------------------------------------------------------------

                                    McM FUNDS

                             McM S&P 500 INDEX FUND

--------------------------------------------------------------------------------

This Statement of Additional Information dated November 23, 1999 is not a prospectus. It should be read in conjunction with the McM S&P 500 Index Fund's Prospectus dated November 23, 1999, which is incorporated by reference herein. A copy of the Prospectus may be obtained without charge by contacting either the Advisor or the Distributor at the addresses and telephone numbers below.



Underwriter:                                                       Advisor:
First Data Distributors, Inc.                            McMorgan & Company
4400 Computer Drive                              One Bush Street, Suite 800
Westborough, MA 01581                              San Francisco, CA  94104
(800) 831-1146                                               (800) 788-9485

















--------------------------------------------------------------------------------
McM Funds - Statement of Additional Information                          Page 1

                                TABLE OF CONTENTS
                                -----------------


                                                                        PAGE

   McM Funds............................................................   3

   Investment Policies and Related Risks ...............................   3

   Investment Restrictions .............................................   8

   Trustees and Officers................................................   9

   Investment Advisory and Other Services...............................  11

   Portfolio Transactions and Brokerage Commissions ....................  12

   Shares of Beneficial Interest........................................  13

   Purchases, Redemptions and Pricing of Shares.........................  13

   Taxes................................................................  14

   Performance Information .............................................  16

   Other Information....................................................  17














--------------------------------------------------------------------------------
McM Funds - Statement of Additional Information                          Page 2

                                    McM FUNDS

McM Funds (the "Trust"), One Bush Street, Suite 800, San Francisco, California, 94104, is an open-end, diversified management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). McM Funds offers shares of beneficial interest (the "Shares") in the following series: McM Principal Preservation Fund (the "Principal Preservation Fund"), McM Intermediate Fixed Income Fund (the "Intermediate Fixed Income Fund"), McM Fixed Income Fund (the "Fixed Income Fund"), McM Balanced Fund (the "Balanced Fund"), McM Equity Investment Fund (the "Equity Investment Fund") and McM S&P 500 Index Fund (the "S&P 500 Index Fund") (each a "Fund" and collectively the "Funds"). The Intermediate Fixed Income Fund, Fixed Income Fund, Balanced Fund and Equity Investment Fund offer two classes of shares: McM Funds shares and Broker Shares Class B shares (referred to individually as a "class" and collectively as the "classes"). The Principal Preservation Fund only offers the McM Funds class of shares and the S&P 500 Index Fund only offers Broker Shares Class B Shares.

Each Fund is a separate series of McM Funds, a Delaware business trust organized by a Trust Instrument dated February 3, 1994, as amended May 9, 1994. The Trustees of McM Funds may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

                      INVESTMENT POLICIES AND RELATED RISKS

The following supplements the information contained in the Prospectus for the S&P 500 Index Fund concerning the investment policies and related risks of the Fund. The investment practices described below, except for the discussion of portfolio loan transactions and borrowing, are not fundamental and may be changed by the Board of Trustees without the approval of shareholders.

Common Stock
------------
Common stock represents an equity (ownership) interest in a company or other entity. This ownership interest often gives the Fund the right to vote on measures affecting the company's organization and operations. Although common stocks generally have had a history of long-term growth in value, their prices are often volatile in the short-term and can be influenced by not only general market risk but specific corporate risks as well.

Futures Contracts and Related Options
-------------------------------------
The Fund also may enter into futures contracts, options, warrants, options on futures contracts, convertible securities and swap agreements for the purpose of simulating full investment and reducing transaction costs. The Fund does not use futures or options for speculative purposes. The Fund may use futures and options to simulate full investment in the underlying index while retaining a cash balance for fund management purposes.

The Fund also may invest in futures contracts and options on futures contracts for hedging purposes or to maintain liquidity. However, the Fund may not purchase or sell a futures contract unless immediately after any such transaction the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options is 20% or less of its total assets.

At maturity, a futures contract obligates the Fund to take or make delivery of certain securities or the cash value of a securities index. The Fund may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline. The Fund may do so either to hedge the value of its portfolio of securities as a whole or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Fund may purchase a futures contract in anticipation of purchases of securities. In addition, the Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings.

The Fund may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. In connection with the Fund's position in a futures contract or option thereon, the Fund will create a segregated account of liquid assets, such as cash, U.S. government securities or other liquid high-grade debt obligations, or will otherwise cover its position in accordance with applicable requirements of the U.S. Securities and Exchange Commission.

Risk Factors of Options, Futures and Forward Contracts
------------------------------------------------------
The primary risks associated with the use of futures contracts and options are:
(i) imperfect correlation between the change in market value of the securities held by the Fund and the price of futures contracts and options; (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired;


--------------------------------------------------------------------------------
McM Funds - Statement of Additional Information                          Page 3

(iii) losses, which are potentially unlimited, due to unanticipated market movements; and (iv) the advisor's ability to predict correctly the direction of security prices, interest rates and other economic factors.

Options
-------
The Fund may purchase put and call options listed on a national securities exchange and issued by the Options Clearing Corporation to the extent that premiums paid on all outstanding call options do not exceed 20% of the Fund's total assets. Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the option. The Fund may write covered call and secured put options. Such options may relate to particular securities, stock indices, or financial instruments and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than a direct investment in the underlying securities. The Fund may lose potential market appreciation if the Advisor's judgment is incorrect with respect to interest rates, security prices or the movement of indices.

The Fund may use options traded on U.S. exchanges and, to the extent permitted by law, options traded over-the-counter. The Fund will invest in such options only to the extent consistent with its 10% limit on investments in illiquid securities. The Fund will write call and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets, such as cash, U.S. government securities or other liquid high-grade debt obligations, in such amount as are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Fund maintains with its custodian a diversified stock portfolio or liquid assets equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written; or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in liquid assets such as cash, U.S. government securities and other high-grade debt obligations in a segregated account with its custodian. The Fund will write put options only if they are "secured" by liquid assets maintained in a segregated account by McM Funds' custodian in an amount not less than the exercise price of the option at all times during the option period.

The Fund's obligation to sell a security subject to a covered call option written by it, or to purchase a security subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series as the previously written option. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security (in the case of a covered call option) or liquidate the segregated account (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

Purchasing Call Options
-----------------------
The Fund may purchase call options to the extent that premiums paid by the Fund do not aggregate more than 20% of the Fund's total assets. When the Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that the Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with transactions.

The Fund may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. The Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.


--------------------------------------------------------------------------------
McM Funds - Statement of Additional Information                          Page 4

Although the Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by the Fund may expire without any value to the Fund, in which event the Fund would realize a capital loss that would be characterized as short-term unless the option was held for more than one year.

Covered Call Writing
--------------------
The Fund may write covered call options from time to time on such portions of its portfolio, without limit, as the Advisor determines is appropriate in seeking to obtain the Fund's investment objective. The advantage to the Fund of writing covered calls is that the Fund receives a premium that is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option or upon entering a closing purchase transaction. A closing purchase transaction, in which the Fund, as writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written, cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

If a call option expires unexercised, the Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

The Fund will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, the Fund would be required to continue to hold a security which it might otherwise wish to sell or deliver a security it would want to hold. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

Purchasing Put Options
----------------------
The Fund may invest up to 20% of its total assets in the purchase of put options. The Fund will, at all times during which it holds a put option, own the security covered by such option. The purchase of the put on substantially identical securities held will constitute a short sale for tax purposes, the effect of which is to create short-term capital gain on the sale of the security and to suspend running of its holding period (and treat it as commencing on the date of the closing of the short sale) or that of a security acquired to cover the same if, at the time the put was acquired, the security had not been held for more than one year.

A put option purchased by the Fund gives it the right to sell one of its securities for an agreed-upon price up to an agreed date. The Fund may purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow the Fund to protect unrealized gains in an appreciated security in its portfolio without actually selling

--------------------------------------------------------------------------------
McM Funds - Statement of Additional Information                          Page 5
the security. If the security does not drop in value, the Fund will lose the value of the premium paid. The Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending upon whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

The Fund may sell a put option purchased on individual portfolio securities. Additionally, the Fund may enter into closing sale transactions. A closing sale transaction is one in which the Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

Writing Put Options
-------------------
The Fund may also write put options on a secured basis, which means that the Fund will maintain, in a segregated account with its custodian, cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period. The amount of cash or U.S. government securities held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by the Fund. Secured put options will generally be written in circumstances where the Advisor wishes to purchase the underlying security for the Fund's portfolio at a price lower than the current market price of the security. In such event, the Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. With regard to the writing of put options, the Fund will limit the aggregate value of the obligations underlying such put options to 50% of its total net assets.

Following the writing of a put option, the Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. The Fund may not, however, effect such a closing transaction after it has been notified of the exercise of the option.

Swaps
-----
To help enhance the value of its portfolio or manage its exposure to different types of investments, the Fund may enter into swap agreements and may purchase and sell interest rate "caps", "floors" and "collars". The potential loss from investing in swap agreements is much greater than the amount initially invested. This would protect the Fund from a decline in the value of the underlying security due to rising rates, but would also limit its ability to benefit from falling interest rates. The Fund will enter into interest rate swaps only on a net basis (i.e. the two payment streams will be netted out, with the Fund receiving or paying as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate value at least equal to the accrued excess will be maintained in a segregated account by McM Funds' custodian bank. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Thus, if the other party to an interest rate swap defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.

In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed-upon level; the purchaser of an interest rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed-upon range.

Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Fund's performance. Swap agreements involve risks relating to the other party's creditworthiness and ability to perform, as well as the Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions.

Forward Commitments, When-Issued Securities and Delayed Delivery Transactions
-----------------------------------------------------------------------------
The Fund may purchase or sell securities on a when-issued or delayed delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Debt securities are often issued on this basis. No income will accrue on securities purchased on a when-issued or delayed delivery basis until the securities are delivered. Each Fund will establish a segregated account in which it will maintain cash and U.S. government securities or other high-grade debt obligations at least equal in value to commitments for when-issued securities. Securities purchased or sold on a when-issued, delayed delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Fund would generally purchase securities

--------------------------------------------------------------------------------
McM Funds - Statement of Additional Information                          Page 6
on a when-issued, delayed delivery or a forward commitment basis with the intention of acquiring the securities, the Fund may dispose of such securities prior to settlement if the Advisor deems it appropriate to do so.

The Fund may dispose of or negotiate a when-issued or forward commitment. The Fund will normally realize a capital gain or loss in connection with these transactions. For purposes of determining the Fund's average dollar-weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.

When the Fund purchases securities on a when-issued, delayed delivery or forward commitment basis, the Fund's custodian will maintain in a segregated account cash, U.S. government securities or other high-grade liquid debt obligations having a value (determined daily) at least equal to the amount of the Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed delivery transactions.

Repurchase Agreements
---------------------
The Fund may enter into repurchase agreements to earn income. The Fund may only enter into repurchase agreements with financial institutions that are deemed to be creditworthy by the Advisor pursuant to guidelines established by the Trust's Board of Trustees. During the term of any repurchase agreement, the Advisor will continue to monitor the creditworthiness of the seller. Repurchase agreements will be fully collateralized by securities in which the Fund may invest directly. Such collateral will be marked-to-market daily. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its right to realize upon the security and, in addition, may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security. No more than 10% of the Fund's net assets will be invested in illiquid securities, including repurchase agreements that have a maturity of longer than seven days.

The repurchase price under the repurchase agreements generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Repurchase agreements are considered to be collateralized loans by the Fund under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund will only enter into a repurchase agreement where the market value of the underlying security, including interest accrued, will at all times be equal to or exceed the value of the repurchase agreement.

Reverse Repurchase Agreements
-----------------------------
The Fund may obtain funds for temporary defensive purposes by entering into reverse repurchase agreements with banks and broker-dealers. Reverse repurchase agreements involve sales by the Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on these securities. During the time a reverse repurchase agreement is outstanding, the Fund will maintain a segregated custodial account consisting of cash, U.S. government securities or other high-grade liquid debt obligations having a value at least equal to the repurchase price, plus accrued interest, subject to the agreement. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements are considered borrowings by the Fund, and as such are subject to the investment limitations discussed in the section entitled "Borrowing."

Borrowing
---------
The Fund has a fundamental policy that it may not borrow money, except that it may (1) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (2) enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Fund's total assets less liabilities (other than borrowings). No Fund will purchase securities while borrowings in excess of 5% of its total assets are outstanding.

Securities Lending
------------------
To increase return on portfolio securities, the Fund may lend its portfolio securities on a short-term basis to banks, broker-dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral will consist of U.S. government securities, cash equivalents or irrevocable letters of credit. The Fund will not lend portfolio securities in


--------------------------------------------------------------------------------
McM Funds - Statement of Additional Information                          Page 7
excess of one-third of the value of its respective total assets. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Advisor to be of good standing and when, in its judgment, the income to be earned from the loan justifies the attendant risks.

Rule 144A Securities
--------------------
The Fund may purchase securities which are not registered under the Securities Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the Securities Act. In some cases, such securities are classified as "illiquid securities", however, any such security will not be considered illiquid so long as it is determined by the Advisor, under guidelines approved by McM Funds' Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

Illiquid Securities
-------------------
The Fund will not invest more than 10% of the value of its net assets in securities that are illiquid because of restrictions on transferability or other reasons. Repurchase agreements with deemed maturities in excess of seven days and securities that are not registered under the Securities Act but that may be purchased by institutional buyers pursuant to Rule 144A under the Securities Act are subject to these percentage limits (unless such securities are variable amount master demand notes with maturities of nine months or less or unless the Board determines that a liquid trading market exists).

Temporary Defensive Measures
----------------------------
For temporary and defensive purposes, the Fund may invest up to 100% of its total assets in investment grade short-term fixed income securities (including short-term U.S. government securities, money market instruments, including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances, commercial paper and floating rate notes) and repurchase agreements. The Fund may also hold significant amounts of its assets in cash, subject to the applicable percentage limitations for short-term securities.

Other Investments
-----------------
The Board of Trustees may, in the future, authorize the Fund to invest in securities other than those listed here and in the Prospectus, provided that such investment would be consistent with that Fund's investment objective and that it would not violate any fundamental investment policies or restrictions applicable to the Fund.

                             INVESTMENT RESTRICTIONS

The investment restrictions set forth below are fundamental policies and may not be changed as to the Fund without the approval of a majority of the outstanding voting shares (as defined in the 1940 Act) of the Fund. Unless otherwise indicated, all percentage limitations listed below apply to the Fund and apply only at the time of the transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage that results from a relative change in values or from a change in the Fund's total assets will not be considered a violation.

Except as set forth under "Investment Objectives" and "Investment Strategies" in the Prospectus, the Fund may not:

     (1) As to 75% of its total assets, purchase the securities of any one issuer (other than securities issued by the U.S. government or its agencies or instrumentalities), if immediately after such purchase more than 5% of the value of the Fund's total assets would be invested in securities of such issuer;

     (2) Purchase or sell real estate (but this restriction shall not prevent the Fund from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate), interests in oil, gas and/or mineral exploration or development programs or leases;

     (3) Purchase or sell commodities or commodity contracts, except that the Fund may enter into futures contracts and options thereon in accordance with the Fund's investment objectives and policies;

     (4)   Make investments in securities for the purpose of exercising control;

     (5) Purchase the securities of any one issuer if, immediately after such purchase, the Fund would own more than 10% of the outstanding voting securities of such issuer;

--------------------------------------------------------------------------------
McM Funds - Statement of Additional Information                          Page 8

     (6) Sell securities short or purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions. For this purpose, the deposit or payment by the Fund for initial or maintenance margin in connection with futures contracts is not considered to be the purchase or sale of a security on margin;

     (7) Make loans, except that this restriction shall not prohibit (a) the purchase and holding of debt instruments in accordance with the Fund's investment objectives and policies, (b) the lending of portfolio securities or (c) entry into repurchase agreements with banks or broker-dealers;

     (8) Borrow money or issue senior securities, except that the Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the total assets of the Fund at the time of its borrowing. All borrowings will be done from a bank and asset coverage of at least 300% is required. The Fund will not purchase securities when borrowings exceed 5% of the Fund's total assets;

     (9) Purchase the securities of issuers conducting their principal business activities in the same industry (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if immediately after such purchase the value of the Fund's investments in such industry would exceed 25% of the value of the total assets of the Fund;

     (10) Act as an underwriter of securities, except that, in connection with the disposition of a security, the Fund may be deemed to be an "underwriter" as that term is defined in the Securities Act;

     (11) Invest in puts, calls, straddles or combinations thereof except to the extent otherwise disclosed in the Prospectus; and

     (12) Invest more than 5% of its total assets in securities of companies less than three years old. Such three-year period shall include the operation of any predecessor company or companies.


                              TRUSTEES AND OFFICERS

McM Funds has a Board of Trustees that establishes the Fund's policies and supervises and reviews the management of the Fund. The officers of McM Funds and the Advisor administer the day-to-day operations of the Fund pursuant to the terms of the Investment Advisory Agreement with the Fund.

Information pertaining to the Trustees and executive officers of McM Funds is set forth below.



--------------------------------------------------------------------------------
McM Funds - Statement of Additional Information                          Page 9

                                                                            Aggregate
                                                     Principal          Compensation From       Total Compensation
                                  Position(s)      Occupation(s)        Trust To Date for      From Trust and Fund
     Name, Address                Held with         During Past         Fiscal Year Ended          Complex Paid
       and Age                    Registrant        Five Years            June 30, 1999             to Trustees
-----------------------           -----------    --------------------   -----------------       ------------------
Terry A. O'Toole, CPA*      52    Chairman       President  and  CEO,            N/A                     N/A
McMorgan & Company                and            McMorgan &
One Bush Street, Suite 800        President      Company
San Francisco, CA  94104

Kenneth I. Rosenblum        58    Trustee        Independent                   $6,750                  $6,750
1299 Ocean Avenue                                Consultant
Suite 333
Santa Monica, CA  90401


Walter B. Rose              53    Trustee        President, Venture            $6,750                  $6,750
Venture Consulting Corp.                         Consulting Corp.
355 South Grand Avenue                           (1998-Present);
Suite 4295                                       prior thereto,
Los Angeles, CA  90071                           President, McBain,
                                                 Rose Partners

S.D. Sicotte                68    Trustee        Retired; prior                $6,750                  $6,750
2047 Byron  Street                               thereto Chairman
Palo Alto, CA 94301                              and Chief
                                                 Executive Officer,
                                                 Hemming Morse, Inc.

Robert R. Barron *          54    Trustee,       Executive Vice                  N/A                     N/A
McMorgan & Company                Vice           President,  McMorgan
3500 W. Olive Avenue              President      & Company.
Suite 690                         &
Burbank, CA  91505                Treasurer

Mark R. Taylor *            40    Trustee        Vice President,                 N/A                     N/A
McMorgan & Company                               McMorgan &
One Bush Street, Suite 800                       Company
San Francisco, CA 94104


Gregory L. Watson, CFA *    54    Trustee        Executive Vice                  N/A                     N/A
McMorgan & Company                               President,  McMorgan
8955 E. Pinnacle Peak Rd                         & Company
Suite 101
Scottsdale, AZ 85255

Deane A. Nelson, CFA*       53    Vice           Vice President,                 N/A                     N/A
McMorgan & Company                President      McMorgan &
One Bush Street, Suite 800        and            Company
San Francisco, CA  94104          Secretary

Robert M. Hirsch *          45    Compliance     General Counsel,                N/A                     N/A
McMorgan & Company                Officer        McMorgan &
One Bush Street, Suite 800                       Company; prior
San Francisco, CA  94104                         thereto Partner, Van
                                                 Bourg, Weinberg,
                                                 Roger & Rosenfeld.

* These Trustees and officers are considered "interested persons" of McM Funds as defined under the 1940 Act.

The non-interested Trustees of McM Funds each receive a fee of $6,000 per year, plus $500 per meeting and expenses for each meeting of the Board of Trustees they attend. No officer or employee of McMorgan & Company receives any compensation from McM Funds for acting as a Trustee of McM Funds. The officers of the Trust receive no compensation directly from McM Funds for performing the duties of their offices.


--------------------------------------------------------------------------------
McM Funds - Statement of Additional Information                         Page 10

                     INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisory Agreement
-----------------------------
The Fund has entered into an investment advisory agreement with McMorgan & Company (the "Advisor"), One Bush Street, Suite 800, San Francisco, CA 94104. For providing investment advisory services, the Fund pays McMorgan & Company a monthly fee at an annual rate of 0.15% based on the Fund's average daily net assets.

Thomas A. Morton, Chairman of the Board of McMorgan & Company, is deemed a control person by reason of his ownership interest in the Advisor.

Under the advisory agreement on behalf of the Fund (the "Advisory Agreement"), the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by McM Funds or the Fund in connection with the performance of the Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The Advisory Agreement is terminable with respect to the Fund by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to the Advisor. The Advisor may also terminate its advisory relationship with respect to the Fund on 60 days' written notice to McM Funds. The Advisory Agreement terminates automatically in the event of its assignment.

General expenses of McM Funds (such as costs of maintaining corporate existence, legal fees, insurance, etc.) will be allocated among the Funds in proportion to their relative net assets. Expenses that relate exclusively to a particular Fund, such as certain registration fees, brokerage commissions and other portfolio expenses, will be borne directly by that Fund. Expenses that relate exclusively to a particular class of shares will be borne directly by that class.

Transfer Agent.
---------------
First Data Investor Services Group, Inc. ("Investor Services Group"), a wholly-owned subsidiary of First Data Corporation and an affiliate of the Trust's principal underwriter, First Data Distributors, Inc., which has its principal business address at 4400 Computer Drive, Westborough, MA 01581, provides transfer agency and dividend disbursing agent services for the Fund. As part of these services, Investor Services Group maintains records pertaining to the sale and redemption of Fund shares and will distribute the Fund's cash dividends to shareholders.

Administrative Services Agent.
------------------------------
Investor Services Group also serves as the administrator for the Fund. The services include the day-to-day administration of matters necessary to the Fund's operations, maintenance of records and books, preparation of reports, and compliance monitoring. For providing administrative services to the Fund, Investor Services Group receives from the Fund a basic fee, computed daily and paid monthly, at the annual rate of 0.15% of the first $50 million of average daily net assets of the Fund, 0.10% of the next $50 million of average daily net assets, and 0.05% of average daily net assets over $100 million (with a minimum annual fee of $55,000).

McM Funds paid the following administration fees for the fiscal years ended June 30, 1999, 1998 and 1997 :

                    Series           Fiscal Year End 1999   Fiscal Year End 1998   Fiscal Year End 1997
           McM Principal
           Preservation Fund                $53,963                $39,466                $25,844

           McM Intermediate Fixed
           Income Fund                      $53,391                $39,144                $25,348

           McM Fixed Income Fund            $53,871                $38,314                $24,948

           McM Balanced Fund                $54,540                $39,088                $25,728

           McM Principal
           Preservation Fund                $55,958                $40,160                $26,161



--------------------------------------------------------------------------------
McM Funds - Statement of Additional Information                         Page 11

Accounting Services Agent.
--------------------------
Investor Services Group also serves as the accounting agent for the Fund and maintains the accounting books and records of the Fund, calculates each Fund's net asset value in accordance with the provisions of that Fund's current Prospectus and prepares for Fund approval and use various government reports, tax returns, and proxy materials. For providing accounting services to the Fund, Investor Services Group receives from the Fund an annual fee, computed daily and paid monthly, based on a minimum of $24,000 for the first $10 million of average daily net assets per portfolio, 0.0002 of combined assets to $500 million,
0.0001 over $500 million. In addition, the Fund pays $12,000 per additional class per portfolio.

Custodian and Custody Administrator.
------------------------------------
The Bank of New York, 48 Wall Street, New York, New York 10286, is custodian of the Fund's assets pursuant to a custodian agreement. Under the custodian agreement, The Bank of New York (i) maintains a separate account or accounts in the name of the Funds (ii) holds and transfers portfolio securities on account of the Funds, (iii) accepts receipts and make disbursements of money on behalf of the Funds, (iv) collects and receives all income and other payments and distributions on account of the Funds' securities and (v) makes periodic reports to the Trustees concerning the Funds' operations. Investor Services Group will act as custody administrator and has agreed to pay the fees and expenses of the custodian. For those services, Investor Services Group receives an annual fee of
 .00015 on the first $500 million of average net assets; .0001 on the next $1.5 billion of average net assets; .00009 over $2 billion of average net assets and a minimum of $3,600 per portfolio per year. Certain transaction fees and out-of-pocket expenses may also be charged.

Underwriter
-----------
First Data Distributors, Inc. ("FDDI"), 4400 Computer Drive, Westborough, Massachusetts 01581, serves as underwriter pursuant to an underwriting agreement for the limited purpose of acting as underwriter to facilitate the registration of shares of the Fund under state securities laws and to assist in the sale of shares.

FDDI has agreed at its own expense to qualify as a broker-dealer under all applicable federal or state laws in those states which the Trust shall from time to time identify to FDDI as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained for the Trust.

FDDI is a broker-dealer registered with the U.S. Securities and Exchange Commission and a member in good standing of the National Association of Securities Dealers, Inc.

For the underwriting services provided to McM Funds under the Underwriting Agreement, the Advisor pays FDDI an annual fixed fee of $21,000. These fees are fixed for a one (1) year period from the date of the Underwriting Agreement and may be increased or decreased in future years by an amendment signed by both McM Funds and FDDI. The Fund also reimburses FDDI for certain out-of-pocket expenses.

The Underwriting Agreement may be terminated by either party upon 60 days' prior written notice to the other party, and if so terminated, the pro rata portion of the unearned fee will be returned to the Advisor.

Independent Accountants
-----------------------
The accounting firm of Tait, Weller & Baker, Two Penn Center, Suite 700, Philadelphia, PA 19102-1707, has been designated as independent accountant for each Fund. Tait, Weller & Baker performs annual audits of the Fund and is periodically called upon to provide accounting and tax advice.

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Advisor is responsible for decisions to buy and sell securities for the Fund and for the placement of its portfolio business and the negotiation of commissions, if any, paid on such transactions. Brokerage commissions are paid on transactions in listed securities, futures contracts and options thereon. The Advisor is responsible for effecting portfolio transactions and will do so in a manner deemed fair and reasonable to the Fund. The primary consideration in all portfolio transactions will be prompt execution of orders in an efficient manner at the most favorable price. In selecting and monitoring broker-dealers and negotiating commissions, the Advisor considers the firm's reliability, the quality of its execution services on a continuing basis and its financial condition.


--------------------------------------------------------------------------------
McM Funds - Statement of Additional Information                         Page 12

The Advisor effects portfolio transactions for other investment companies and advisory accounts. Research services furnished by dealers through whom McM Funds effect securities transactions may be used by the Advisor in servicing all of its accounts; not all such services may be used in connection with McM Funds. In the opinion of the Advisor, it is not possible to measure separately the benefits from research services to each of the accounts (including each Fund). The Advisor will attempt to allocate equitably portfolio transactions among the Fund and others whenever concurrent decisions are made to purchase or sell securities by the Fund and other accounts. In making such allocations between McM Funds and others, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for recommending investments to McM Funds and the others. In some cases, this procedure could have an adverse effect on McM Funds. In the opinion of the Advisor, however, the results of such procedures will, on the whole, be in the best interests of each of the clients.

                          SHARES OF BENEFICAL INTEREST

Each share of the Fund represents an equal proportionate interest in the assets belonging to the Fund. When issued, shares are fully paid and non-assessable. In the event of liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to its shareholders. Shares of the Fund are freely transferable and have no preemptive, subscription or conversion rights.

In accordance with the provisions of the Trust Instrument, the Trustees have initially determined that shares entitle their holders to one vote per share on any matter on which such shares are entitled to vote. The Trustees may determine in the future, without the vote or consent of shareholders, that each dollar of net asset value (number of shares owned times net asset value per share) will be entitled to one vote on any matter on which such shares are entitled to vote.

Unless otherwise required by the 1940 Act or the Trust Instrument, the Fund has no intention of holding annual meetings of shareholders. Shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares. At any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Delaware law, shareholders of a Delaware business trust are protected from liability for acts or obligations of the Trust to the same extent as shareholders of a private, for-profit Delaware corporation. In addition, the Trust Instrument expressly provides that the Trust has been organized under Delaware law and that the Trust Instrument will be governed by Delaware law. It is possible that the Trust might become a party to an action in another state whose courts refused to apply Delaware law, in which case the Trust's shareholders could be subject to personal liability. The Trust Instrument provides for the indemnification of any shareholders held personally liable for any obligations of the Trust or the Fund.

                   PURCHASES, REDEMPTONS AND PRICING OF SHARES

Purchase of Shares
Shares of the S&P 500 Index Fund are offered in one class only, Broker Shares Class B shares, with no sales charge or Rule 12b-1 fees. The Intermediate Fixed Income Fund, Intermediate Fixed Income Fund, Balanced Fund and Equity Investment Fund offer both McM Funds shares and Broker Shares Class B shares. Shares of the Principal Preservation Fund are offered only in McM Funds Shares. The McM Funds shares have no sales charge or Rule 12b-1 fees. With the exception of the S&P 500 Index Fund, Broker Shares Class B shares have no sales charge, but are subject to a 0.40% Rule 12b-1 distribution fee.

Net Asset Value
The net asset value per share of the Fund is computed as of the close of regular trading on the NYSE. The NYSE is currently closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The equity securities of the Fund listed or traded on a stock exchange are valued at the last sale price on its principal exchange. If no sale price is reported, the mean of the last bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the last bid and asked prices. When market quotations are not readily available, securities and other assets


--------------------------------------------------------------------------------
McM Funds - Statement of Additional Information                         Page 13
are valued at fair value as determined in good faith by the Board of Trustees.

Fixed income securities are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees. Options, futures and options on futures are valued at the price as determined by the appropriate clearing corporation.

Debt securities with maturities of 60 days or less held by the Fund, are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

Transfer of Securities
At the discretion of McM Funds, investors may be permitted to purchase the Fund's shares by transferring securities to the Fund that meet the Fund's investment objectives and policies. Securities transferred to the Fund will be valued in accordance with the same procedures used to determine the Fund's net asset value at the time of the next determination of net asset value after such acceptance. Shares issued by the Fund in exchange for securities will be issued at the net asset value determined as of the same time. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Fund and must be delivered to the Fund by the investor upon receipt from the issuer. Investors who are permitted to transfer such securities will be required to recognize a gain or loss on such transfer and pay tax thereon, if applicable, measured by the difference between the fair market value of the securities and the investor's basis therein. Securities will not be accepted in exchange for shares of the Fund unless: (1) such securities are, at the time of the exchange, eligible to be included in the Fund's portfolio and current market quotations are readily available for such securities; (2) the investor represents and warrants that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Fund under the Securities Act; and (3) the value of any such security, (except U.S. government securities), being exchanged, together with other securities of the same issuer owned by the Fund, will not exceed 5% of the Fund's net assets immediately after the transaction.

Redemptions
Pursuant to McM Funds' Trust Instrument, payment for shares redeemed may be made either in cash or in kind, or partly in cash and partly in-kind. However, McM Funds has elected, pursuant to Rule 18f-1 under the 1940 Act to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund, during any 90-day period for any one shareholder. Payments in excess of this limit will also be made wholly in cash unless the Board of Trustees believes that economic conditions exist which would make such a practice detrimental to the best interests of each Fund. Any portfolio securities paid or distributed in-kind would be valued as described under "Net Asset Value." In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. In-kind payments need not constitute a cross-section of the Fund's portfolio. If a shareholder has requested redemption of all or a part of the shareholder's investment, and the Fund completes such redemption in-kind, the Fund will not recognize gain or loss for federal tax purposes, on the securities used to complete the redemption but the shareholder will recognize gain or loss equal to the difference between the fair market value of the securities received and the shareholder's basis in the Fund shares redeemed.

McM Funds may suspend the right of redemption or postpone the date of payment for more than seven days during any period when (1) trading on the NYSE is restricted or the NYSE is closed, other than customary weekend and holiday closings; (2) the U.S. Securities and Exchange Commission has by order permitted such suspension; (3) an emergency, as defined by rules of the U.S. Securities and Exchange Commission, exists making disposal of portfolio investments or determination of the value of the net assets of the Fund not reasonably practicable.

                                      TAXES

The Fund intends to qualify to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

In order to so qualify for any taxable year, the Fund must, among other things,
(i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute at least 90% of its dividend, interest and certain other taxable income each year; and (iii) at the end of each fiscal quarter maintain at least 50% of


--------------------------------------------------------------------------------
McM Funds - Statement of Additional Information                         Page 14
the value of its total assets in cash, government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and have no more than 25% of its assets invested in the securities (other than those of the government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses. To the extent the Fund qualifies for treatment as a regulated investment company, it will not be subject to federal income tax on income paid to shareholders in the form of dividends or capital gains distributions.

An excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distributions" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax. For a distribution to qualify as such with respect to a calendar year under the foregoing rules, it must be declared by the Fund during October, November or December to shareholders of record during such month and paid by January 31 of the following year. Such distributions will be taxable in the year they are declared, rather than the year in which they are received.

When the Fund writes a call, or purchases a put option, an amount equal to the premium received or paid by it is included in the Fund's accounts as an asset and as an equivalent liability. In writing a call, the amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which the Fund has written expires on its stipulated expiration date, the Fund recognizes a short-term capital gain. If the Fund enters into a closing purchase transaction with respect to an option which the Fund has written, the Fund realizes a short-term gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

The premium paid by the Fund for the purchase of a put option is recorded in the Fund's assets and liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a short-term or long-term capital loss for federal income tax purposes in the amount of the cost of the option. If the Fund exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale which will be decreased by the premium originally paid.

Accounting for options on certain stock indices will be in accordance with generally accepted accounting principles. The amount of any realized gain or loss on closing out such a position will result in a realized gain or loss for tax purposes. Such options held by the Fund at the end of each fiscal year on a broad-based stock index will be required to be "marked-to-market" for federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss ("60/40 gain or loss"). Futures contracts and options on futures contracts utilized by McM Funds are also "Section 1256 contracts." Any gains or losses on
Section 1256 contracts held by the Fund at the end of each taxable year (and on October 31 of each year for purposes of the 4% excise tax) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as a 60/40 gain or loss.

Shareholders will be subject to federal income taxes on distributions made by the Fund whether received in cash or additional shares of the Fund. Distributions of net investment income and net short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions of net long-term capital gains, if any, will be taxable to shareholders as long-term capital gains, without regard to how long a shareholder has held shares of the Fund. A loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. Dividends paid by the Fund may qualify in part for the 70% dividends received deduction for corporations, provided, however, that those shares have been held for at least 45 days.


--------------------------------------------------------------------------------
McM Funds - Statement of Additional Information                         Page 15

The Fund will notify shareholders each year of the amount of dividends and distributions, including the amount of any distribution of long-term capital gains, and the portion of its dividends which qualify for the 70% deduction.

The above discussion and the related discussion in the Prospectus are not intended to be complete discussions of all applicable federal tax consequences of an investment in the Fund. The law firm of Paul, Hastings, Janofsky and Walker, LLP has expressed no opinion in respect thereof. Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local taxes.

The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisors concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% U.S. withholding tax (or a reduced rate of withholding provided by treaty).

                             PERFORMANCE INFORMATION
General
-------
From time to time, the Fund may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to shareholders. The Fund may also include calculations, such as hypothetical compounding examples or tax-free compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund.

From time to time, the yield and total return of the Fund may be quoted in advertisements, shareholder reports or other communications to shareholders.

Total Return Calculations
-------------------------
The Fund computes its average annual total returns by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                          Average Annual Total Return = [ (ERV)1/n - 1 ]
                                                               P

            Where:        ERV = ending redeemable value at the end of the period
                                covered by the computation of a hypothetical
                                $1,000 payment made at the beginning of the period.

                          P   = hypothetical initial payment of $1,000.

                          n   = period covered by the computation, expressed
                                in terms of years.

The Fund computes its aggregate total return by determining the aggregate compounded rate of return during specified period that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                          Aggregate Total Return =  [ (ERV) - 1 ]
                                                        P

           Where:         ERV = ending redeemable value at the end of the period
                                covered by the computation of a hypothetical
                                $1,000 payment made at the beginning of the period.

                            P = hypothetical initial payment of $1,000.

The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.


--------------------------------------------------------------------------------
McM Funds - Statement of Additional Information                         Page 16

Since performance will fluctuate, performance data for the Fund should not be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.

Yields
------
The yield of the Fund is calculated by dividing the net investment income per share (as described below) earned by the Fund during a 30-day (or one-month) period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. The Fund's net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

                   YIELD =  2  [ ( a - b  + 1)6 - 1  ]
                                  -------
                                     cd
        Where:
             a =  dividends and interest earned during the period.

             b =  expenses accrued for the period (net of reimbursements).

             c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d = maximum offering price per share on the last day of the period.

For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by the Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the Fund. Except as noted below, interest earned on any debt obligations held by the Fund is calculated by computing the yield to maturity of each obligation held by that Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by that Fund. For purposes of this calculation, it is assumed that each month contains 30 days, and that the maturity date is the date on which the obligation reasonably may be expected to be called or, if none, the stated maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by the Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the offering price per capital share (variable "d" in the formula).

The interest earned on tax-exempt obligations that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that are less than the then-remaining portion of the original discount (market premium), the yield to maturity is based on the market value.

                                OTHER INFORMATION

The Prospectus and this Statement of Additional Information do not contain all the information included in the Registration Statement filed with the U.S. Securities and Exchange Commission under the Securities Act with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted from the


--------------------------------------------------------------------------------
McM Funds - Statement of Additional Information                         Page 17

Prospectus and this Statement of Additional Information pursuant to the rules and regulations of the U.S. Securities and Exchange Commission. The Registration Statement including the exhibits filed therewith may be examined at the office of the U.S. Securities and Exchange Commission in Washington, D.C.

Statements contained in the Prospectus or this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Statement of Additional Information forms a part. Each such statement is qualified in all respects by such reference.

Reports to Shareholders. Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by independent certified public accountants. Inquiries regarding the Fund may be directed to the Advisor at (800) 788-9485.












--------------------------------------------------------------------------------
McM Funds - Statement of Additional Information                         Page 18

                                    MCM FUNDS
                                    FORM N-1A
                            PART C OTHER INFORMATION

Part C.  Other Information

Item 23.       Exhibits.
-----------------------

                  (a) Copies of Charter -- Amended Trust Instrument dated May 9, 1994 is incorporated by reference to Exhibit No. (1) of Post-Effective No. 3.

                  (b) Copies of existing By-Laws --By-laws are incorporated by reference to Exhibit No. (2) of Post-Effective No. 3.

                  (c) Copies of all instruments defining the rights of holders of the securities -- Not Applicable. Registrant proposes to maintain investments as non-certificated book entry shares.

                  (d)   Copies of all investment advisory contracts --

                        (1) Investment Advisory contracts for the McM Principal Prservation Fund, the McM Fixed Income Fund, the McM Intermediate Fixed Income Fund and the McM Equity Investment Fund are incorporated by reference to Exhibit (5) of Post-Effective No.3

                        (2) Investment Advisory conract for the McM S&P 500 Index Fund - filed herewith.

                  (e) Copies of each underwriting or distribution contract -- Underwriting Agreement among Registrant, McMorgan & Company and First Data Distributors, Inc. dated January 1, 1999 -- is incorporated by reference to Exhibit No. 99.B.23 (e) of Post-Effective No. 6.

                  (f) Copies of all bonus, profit sharing, pension or other similar contracts -- Not Applicable.

                  (g)   Copies of all custodian agreements --

                        (1) Custodian Agreement is incorporated by reference to Exhibit No. (8)(b) of Post-Effective No. 3.

                  (h) Copies of all other material contracts not made in the ordinary course of business which are to be performed.

                        (1) Services Agreement between the Registrant and First Data Investor Services Group, Inc. -- filed herewith.

                  (i) Opinion and Consent of Counsel as to the legality of the securities to be issued --Opinion and Consent of Counsel is incorporated by reference to Exhibit No. (10)(a) of Post-Effective No. 3.

                  (j) Copies of any other opinions, appraisals or rulings -- Consent of Independent Auditors - not applicable.

                  (k) All financial statements omitted from Item 23. -- Not Applicable.

                  (l) Copies of any agreements or understandings made in consideration for providing the initial capital between or among the Registrant is incorporated by reference to Exhibit No. (13) of Post-Effective No. 3.

                  (m) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 -- Rule 12b-1 Distribution Plan for Broker Shares - Class B is incorporated by reference to Exhibit
                        (23)(m) of Post-Effective No. 8.

                  (n) Financial Data Schedules on behalf of McM S&P 500 Index Fund-- not applicable.


--------------------------------------------------------------------------------

                  (o) Rule 18f-3 Plan --Rule 18f-3 Plan is incorporated by reference to Exhibit 99.B.23(o) of Post-Effective No. 6.

                  (p) Power of Attorney--Power of Attorney is incorporated by reference to Exhibit 99.B.23(p) of Post-Effective No. 6.

Item 24.       Persons Controlled by or under Common Control with Registrant.

                  None.

Item 25.       Indemnification.

            Registrant intends to obtain from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In addition, Section 10.2 of the Registrant's Trust Instrument provides as follows:

                        10.2 Indemnification. The Trust shall indemnify each of
                  its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this
                  Section 10.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

                        The Trust shall indemnify officers, and shall have the
                  power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to this Section 10.2.

                        Insofar as indemnification for liability arising under
                  the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in that Act and is, therefore, enforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

                  Section 10.3 of the Registrant's Trust Instrument, filed
            herein as Exhibit 1, also provides for the indemnification of shareholders of the Registrant. Section 10.3 states as follows:

--------------------------------------------------------------------------------

                        10.3 Shareholders. In case any Shareholder or former
                  Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets of the Series.

Item 26.       Business and Other Connections of Advisor.

            McMorgan & Company provides investment advisory services consisting of portfolio management for retirement plans and health and welfare funds, and as of June 30, 1999 had approximately $28 billion in assets under management primarily for employee benefit plans such as retirement plans and health and welfare funds.

            For information as to any other business, vocation or employment of a substantial nature in which each Trustee or officer of the Registrant's investment advisor has been engaged for his own account or in the capacity of Trustee, officer, employee, partner or trustee, reference is made to the Form ADV (File #801-10448) filed by it under the Investment Advisers Act of 1940.

Item 27.       Principal Underwriter.

                  (a) First Data Distributors, Inc., the principal underwriter for the Registrant's securities, currently acts as principal underwriter for the following entities:

                              The Galaxy Fund
                              Galaxy Fund II
                              The Galaxy VIP Fund
                              Alleghany Funds (f/k/a CT&T Funds)
                              Wilshire Target Funds, Inc.
                              Panorama Trust
                              First Choice Funds Trust
                              Undiscovered Managers Fund
                              LKCM Funds
                              BT Insurance Funds Trust
                              ABN AMRO Funds (f/k/a Rembrandt Funds)
                              IBJ Funds Trust
                              ICM Series Trust
                              Forward Funds, Inc.
                              Light Index Funds, Inc.
                              McM Funds
                              New Covenant Funds, Inc.
                              Northern Trust Institutional Funds
                              WorldWide Index Funds
                              Weiss, Peck & Greer Funds Trust
                              Weiss, Peck & Greer International Fund
                              WPG Growth Fund
                              WPG Growth and Income Fund
                              WPG Tudor Fund
                              RWB/WPG U.S. Large Stock Fund
                              Tomorrow Funds Retirement Trust
                              The Govett Funds, Inc.
                              IAA Trust Growth Fund, Inc.
                              IAA Trust Asset Allocation Fund, Inc.
                              IAA Trust Tax Exempt Bond Fund, Inc.
                              IAA Trust Taxable Fixed Income Series Fund, Inc. Matthews International Funds
                              Metropolitan West Funds
                              Smith Breeden Series Fund
                              Smith Breeden Trust

                              The Stratton Funds, Inc.
                              Stratton Growth Fund, Inc.
                              Stratton Monthly Dividend REIT Shares, Inc.
                              Trainer Wortham First Mutual Funds


                (b) The table below sets forth certain information as to the Underwriter's Trustees, Officers and Control Persons:

                                                              Position                    Position
                      Name and Principal                      and Offices                 and Offices
                      Business Address                        with Underwriter            with Registrant
                      ----------------                        ----------------            ---------------
                      Robert Guillocheau                      Director                           None
                      4400 Computer Drive
                      Westborough, MA  01581

                      Jack Kutner                             Director                           None
                      4400 Computer Drive
                      Westborough, MA  01581

                      Francis Koudelka                        Director, President and CEO        None
                      4400 Computer Drive
                      Westborough, MA  01581

                      Scott Hacker, Esq.                      Vice President, Treasurer          None
                      4400 Computer Drive                     and Chief Compliance Officer
                      Westborough, MA  01581

                      Bruno DiStefano                         Vice President                     None
                      4400 Computer Drive
                      Westborough, MA  01581

                      Sue Moscaritolo                         Vice President                     None
                      4400 Computer Drive
                      Westborough, MA  01581

                      Bernard Rothman                         Vice President-Tax                 None
                      4400 Computer Drive
                      Westborough, MA  01581


                      Christine Ritch, Esq.                   Chief Legal Officer and Clerk      None
                      4400 Computer Drive
                      Westborough, MA  01581

                      Bradley Stearns                         Assistant Clerk                    None
                      4400 Computer Drive
                      Westborough, MA  01581

             (c)  Not Applicable.

Item 28.    Location of Accounts and Records.
            All records described in Section 31(a) of the Act and the Rules 17 CFR 270.31a-1 to 31a-31 promulgated thereunder, are maintained by the Fund's Investment Advisor, McMorgan & Company, One Bush Street, Suite 800, San Francisco, CA 94104, except for those maintained by the Fund's Custodian, The Bank of New York and McM Funds' Administrator, Transfer Agent and Fund Accounting Services Agent, First Data Investor Services Group, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, Pennsylvania 19406-0903.

Item 29.    Management Services.

                  There are no management-related service contracts not discussed in Part A or Part B.

Item 30.       Undertakings.

                  (a)   Not Applicable.

                  (b)   Not Applicable.

                  (c) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report for the fiscal year ended June 30, 1999, upon request and without charge.

                  (d) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director or directors when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940, as amended relating to shareholder communications.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this requistration statement under rule 485(b) under the Securities Act and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, and State of California on the 23rd day of November, 1999.

                                                 McM Funds
                                                 ---------
                                                 Registrant


                                                 By /s/ Terry A. O'Toole*
                                                    --------------------------
                                                 Terry A. O'Toole,
                                                 President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement of McM Funds has been signed below by the following persons in the capacities and on the date indicated.


Signature                                            Capacity                                Date
---------                                            --------                                ----

/s/ Terry A. O'Toole*                                Chairman of the Board of Trustees     11/23/99
---------------------------                          and President and Principal
Terry  O'Toole                                       Executive Officer

                                                                                           11/23/99
/s/ Kenneth I. Rosenblum*                            Trustee
---------------------------
Kenneth I. Rosenblum

                                                                                           11/23/99
/s/ Walter B.  Rose*                                 Trustee
---------------------------
Walter B. Rose
                                                                                           11/23/99
/s/ Robert R. Barron*                                Treasurer, Vice President
---------------------------                          Principal Accounting & Financial
Robert R. Barron                                     Officer & Trustee

                                                                                           11/23/99
/s/ Gregory L. Watson*                               Trustee
---------------------------
Gregory L. Watson
                                                                                           11/23/99
/s/ Mark R. Taylor*                                  Trustee
---------------------------
Mark R. Taylor
                                                                                           11/23/99
/s/ S.D. Sicotte*                                    Trustee
---------------------------




*By:/s/  Carolyn F. Mead, as Attorney-in-Fact
     and Agent pursuant to Power of Attorney

                                    McM FUNDS


                       99.B Index to Exhibits to Form N-1A




Exhibit               Description of
Number                Exhibit

99.B.23(d)(2)         Investment Advisory Contract for the McM S&P 500
                      Index Fund

99.B.23(h)(1)         Services Agreement between the Registrant and first Data
                      Invester Services Group, Inc.